Change in business (Tables)	12 Months Ended
Dec. 31, 2010
Change In Business (Tables) [Abstract]
Summary of combined results of operations

	Year Ended December 31,
(in millions, except per share data)	2010	2009
Total revenues	$44,973.2	$39,143.2
Net income from continuing operations	1,204.6	1,062.9
Basic earnings per share from continuing operations	2.24	1.94
Diluted earnings per share from continuing operations	$2.21	$1.92

Components of the final purchase price allocation

Allocation of Purchase Price (in millions):
Current assets	$943.8
Property and equipment	42.7
Acquired intangible assets	1,585.0
Goodwill	2,668.9
Liabilities assumed	(573.7)

Total	$4,666.7